Retirement Plans (Schedule of Benefit Obligation, Plan Assets and Funded Status of Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Pension Benefits
Change in benefit obligation:
Projected benefit obligations at beginning of year	$ 533.2	$ 491.1
Service cost	5.0	5.0	6.2
Interest cost	18.2	21.2	23.5
Employee contributions	0.3	0.3
Actuarial (gain) loss	(24.0)	53.3
Benefits and administrative expenses paid	(21.9)	(32.3)
Plan amendments	(9.0)	0
Plan settlements	(24.2)	(0.3)
Plan combinations	18.4	0
Curtailments	0	0
Currency translation	5.7	(5.1)
Projected benefit obligations at end of year	501.7	533.2	491.1
Change in plan assets:
Fair value of plan assets at beginning of year	432.0	383.6
Actual return on plan assets	17.3	63.0
Employer contributions	44.4	23.4
Employee contributions	0.3	0.3
Benefits and administrative expenses paid	(21.9)	(32.3)
Plan settlements	(24.2)	(0.3)
Plan combinations	2.3	0
Currency translation	5.8	(5.7)
Fair value of plan assets at end of year	456.0	432.0	383.6
Funded status at end of year	(45.7)	(101.2)
Postretirement Benefits
Change in benefit obligation:
Projected benefit obligations at beginning of year	80.3	80.1
Service cost	0.1	0.1	0.2
Interest cost	2.4	3.1	3.8
Employee contributions	0	0
Actuarial (gain) loss	(9.3)	2.8
Benefits and administrative expenses paid	(3.8)	(5.8)
Plan amendments	(16.5)	0
Plan settlements	0	0
Plan combinations	0	0
Curtailments	0	0
Currency translation	0	0
Projected benefit obligations at end of year	53.2	80.3	80.1
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	3.8	5.8
Employee contributions	0	0
Benefits and administrative expenses paid	(3.8)	(5.8)
Plan settlements	0	0
Plan combinations	0	0
Currency translation	0	0
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	$ (53.2)	$ (80.3)